Debt	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Debt
DEBT

As of September 30, 2016 and December 31, 2015, our debt consisted of the following (in thousands):

	September 30,	December 31,
	2016	2015
Long-term debt:
SPLNG
6.50% Senior Secured Notes due 2020 (“2020 SPLNG Senior Notes”) (1)	$420,000	$420,000
SPL
5.625% Senior Secured Notes due 2021 (“2021 SPL Senior Notes”), net of unamortized premium of $7,573 and $8,718	2,007,573	2,008,718
6.25% Senior Secured Notes due 2022 (“2022 SPL Senior Notes”)	1,000,000	1,000,000
5.625% Senior Secured Notes due 2023 (“2023 SPL Senior Notes”), net of unamortized premium of $5,844 and $6,392	1,505,844	1,506,392
5.75% Senior Secured Notes due 2024 (“2024 SPL Senior Notes”)	2,000,000	2,000,000
5.625% Senior Secured Notes due 2025 (“2025 SPL Senior Notes”)	2,000,000	2,000,000
5.875% Senior Secured Notes due 2026 (“2026 SPL Senior Notes”)	1,500,000	—
5.00% Senior Secured Notes due 2027 (“2027 SPL Senior Notes”)	1,500,000	—
2015 SPL Credit Facilities	—	845,000
CTPL
$400.0 million Term Loan Facility (“CTPL Term Loan”), net of unamortized discount of zero and $1,429	—	398,571
Cheniere Partners
2016 CQP Credit Facilities	450,000	—
Unamortized debt issuance costs (2)	(187,674)	(160,356)
Total long-term debt, net	12,195,743	10,018,325

Current debt:
7.50% Senior Secured Notes due 2016 (“2016 SPLNG Senior Notes”), net of unamortized discount of $782 and $4,303 (3)	1,664,718	1,661,197
$1.2 billion SPL Working Capital Facility (“SPL Working Capital Facility”)	98,500	15,000
Unamortized debt issuance costs (2)	(514)	(2,818)
Total current debt, net	1,762,704	1,673,379

Total debt, net	$13,958,447	$11,691,704

(1)
Must be redeemed or repaid concurrently with the 2016 SPLNG Senior Notes under the terms of the 2016 CQP Credit Facilities if the obligations under the 2016 SPLNG Senior Notes are satisfied with borrowings under the 2016 CQP Credit Facilities. See Note 15—Subsequent Events for additional details about the redemption of the 2020 SPLNG Senior Notes.

(2)
Effective January 1, 2016, we adopted ASU 2015-03 and ASU 2015-15, which require debt issuance costs related to term notes to be presented in the balance sheet as a direct deduction from the debt liability, rather than as an asset, retrospectively for each reporting period presented. As a result, we reclassified $160.4 million and $2.8 million from debt issuance costs, net to long-term debt, net and current debt, net, respectively, as of December 31, 2015.

(3)
Matures on November 30, 2016. We currently anticipate satisfying this obligation with borrowings under the 2016 CQP Credit Facilities. See Note 15—Subsequent Events for additional details about the intended repayment of the 2016 SPLNG Senior Notes.

2016 Debt Issuances and Redemptions

Senior Notes

In June and September 2016, SPL issued the 2026 SPL Senior Notes and the 2027 SPL Senior Notes, respectively, for aggregate principal amounts of $1.5 billion each. Net proceeds of the offerings of the 2026 SPL Senior Notes and 2027 SPL Senior Notes were approximately $1.3 billion and $1.4 billion, respectively, after deducting commissions, fees and expenses and incremental interest required under the respective senior notes during construction. The net proceeds were used to prepay a portion (for the 2026 SPL Senior Notes) or all (for the 2027 SPL Senior Notes) of the outstanding borrowings and terminate commitments under the 2015 SPL Credit Facilities, resulting in a write-off of debt issuance costs associated with the 2015 SPL Credit Facilities of $25.8 million and $51.8 million during the three and nine months ended September 30, 2016, respectively. The remaining proceeds from the 2027 SPL Senior Notes are being used to pay a portion of the capital costs in connection with the construction of Trains 1 through 5 of the Liquefaction Project in lieu of the terminated portion of the commitments under the 2015 SPL Credit Facilities. The 2026 SPL Senior Notes and 2027 SPL Senior Notes accrue interest at fixed rates of 5.875% and 5.00%, respectively, and interest is payable semi-annually in arrears. The terms of the 2026 SPL Senior Notes and 2027 SPL Senior Notes are governed by the same common indenture as the other senior notes of SPL, which contains customary terms and events of default, covenants and redemption terms.

In connection with the issuance of the 2026 SPL Senior Notes and the 2027 SPL Senior Notes, SPL entered into registration rights agreements (the “SPL Registration Rights Agreements”). Under the terms of the SPL Registration Rights Agreements, SPL has agreed, and any future guarantors will agree, to use commercially reasonable efforts to file with the SEC and cause to become effective registration statements relating to offers to exchange any and all of the 2026 SPL Senior Notes and 2027 SPL Senior Notes for like aggregate principal amounts of debt securities of SPL with terms identical in all material respects to the respective senior notes sought to be exchanged (other than with respect to restrictions on transfer or to any increase in annual interest rate), within 360 days after June 14, 2016 and September 23, 2016, respectively. Under specified circumstances, SPL has also agreed, and any future guarantors will also agree, to use commercially reasonable efforts to cause to become effective shelf registration statements relating to resales of the 2026 SPL Senior Notes and the 2027 SPL Senior Notes. SPL will be obligated to pay additional interest on these senior notes if it fails to comply with its obligation to register them within the specified time period.

2016 CQP Credit Facilities

In February 2016, we entered into the $2.8 billion 2016 CQP Credit Facilities, which consist of: (1) a $450.0 million CTPL tranche term loan that was used to prepay the $400.0 million CTPL Term Loan in February 2016, (2) an approximately $2.1 billion SPLNG tranche term loan that will be used to redeem or repay the approximately $2.1 billion of the 2016 SPLNG Senior Notes and the 2020 SPLNG Senior Notes (which must be redeemed or repaid concurrently under the terms of the 2016 CQP Credit Facilities ), (3) a $125.0 million debt service reserve credit facility (the “DSR Facility”) that may be used to satisfy a six-month debt service reserve requirement and (4) a $115.0 million revolving credit facility that may be used for general business purposes.

The 2016 CQP Credit Facilities accrue interest at a variable rate per annum equal to LIBOR or the base rate (equal to the highest of the prime rate, the federal funds effective rate, as published by the Federal Reserve Bank of New York, plus 0.50% and adjusted one month LIBOR plus 1.0%), plus the applicable margin. The applicable margin for LIBOR loans is 2.25% per annum, and the applicable margin for base rate loans is 1.25% per annum, in each case with a 0.50% step-up beginning on February 25, 2019. Interest on LIBOR loans is due and payable at the end of each applicable LIBOR period (and at the end of every three month period within the LIBOR period, if any), and interest on base rate loans is due and payable at the end of each calendar quarter.

We incurred $48.7 million of debt issuance costs as of September 30, 2016, and will incur an additional $21.5 million of debt issuance costs when the SPLNG tranche is funded. The prepayment of the CTPL Term Loan resulted in a write-off of unamortized discount and debt issuance costs of $1.5 million during the nine months ended September 30, 2016. We pay a commitment fee equal to an annual rate of 40% of the margin for LIBOR loans multiplied by the average daily amount of the undrawn commitment, payable quarterly in arrears. The DSR Facility and the revolving credit facility are both available for the issuance of letters of credit, which incur a fee equal to an annual rate of 2.25% of the undrawn portion with a 0.50% step-up beginning on February 25, 2019.

The 2016 CQP Credit Facilities mature on February 25, 2020, and the outstanding balance may be repaid, in whole or in part, at any time without premium or penalty, except for interest hedging and interest rate breakage costs. The 2016 CQP Credit Facilities contain conditions precedent for extensions of credit, as well as customary affirmative and negative covenants and limit our ability to make restricted payments, including distributions, to once per fiscal quarter as long as certain conditions are satisfied. Under the terms of the 2016 CQP Credit Facilities, we are required to hedge not less than 50% of the variable interest rate exposure on its projected aggregate outstanding balance, maintain a minimum debt service coverage ratio of at least 1.15x at the end of each fiscal quarter beginning March 31, 2019 and have a projected debt service coverage ratio of 1.55x in order to incur additional indebtedness to refinance a portion of the existing obligations.

The 2016 CQP Credit Facilities are unconditionally guaranteed by each of our subsidiaries other than: (1) SPL, (2) SPLNG until funding of its tranche term loan and (3) certain of our subsidiaries owning other development projects, as well as certain other specified subsidiaries and members of the foregoing entities.

Credit Facilities

Below is a summary of our credit facilities outstanding as of September 30, 2016 (in thousands):

	2015 SPL Credit Facilities	SPL Working Capital Facility	2016 CQP Credit Facilities
Original facility size	$4,600,000	$1,200,000	$2,800,000
Outstanding balance	—	98,500	450,000
Commitments prepaid or terminated	2,643,867	—	—
Letters of credit issued	—	337,044	7,500
Available commitment	$1,956,133	$764,456	$2,342,500

Interest rate	LIBOR plus 1.30% - 1.75% or base rate plus 1.75%	LIBOR plus 1.75% or base rate plus 0.75%	LIBOR plus 2.25% or base rate plus 1.25% (1)
Maturity date	Earlier of December 31, 2020 or second anniversary of SPL Trains 1 through 5 completion date	December 31, 2020, with various terms for underlying loans	February 25, 2020, with principals due quarterly commencing on February 19, 2019

(1)	There is a 0.50% step-up for both LIBOR and base rate loans beginning on February 25, 2019.

Interest Expense

Total interest expense consisted of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Total interest cost	$220,165	$185,167	$618,626	$520,078
Capitalized interest	(106,938)	(135,807)	(389,948)	(377,725)
Total interest expense, net	$113,227	$49,360	$228,678	$142,353

Fair Value Disclosures

The following table (in thousands) shows the carrying amount and estimated fair value of our debt:

	September 30, 2016		December 31, 2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior Notes, net of premium or discount (1)	$13,598,135	$14,395,545	$10,596,307	$9,525,809
CTPL Term Loan, net of discount (2)	—	—	398,571	400,000
Credit facilities (2) (3)	548,500	548,500	860,000	860,000

(1)
Includes 2016 SPLNG Senior Notes, net of discount; 2020 SPLNG Senior Notes; 2021 SPL Senior Notes, net of premium; 2022 SPL Senior Notes; 2023 SPL Senior Notes, net of premium; 2024 SPL Senior Notes; 2025 SPL Senior Notes; 2026 SPL Senior Notes; and 2027 SPL Senior Notes (collectively, the “Senior Notes”). The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of the Senior Notes and other similar instruments.

(2)
The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.

(3)	Includes 2015 SPL Credit Facilities, SPL Working Capital Facility and 2016 CQP Credit Facilities.